STATEMENTS OF COMPREHENSIVE INCOME - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
STATEMENTS OF COMPREHENSIVE INCOME
Profit after income tax expense	$ 6,990	$ 7,201	$ 5,699
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	(588)	(201)	(318)
Cash flow hedging instruments	501	(635)	1,107
Transferred to income statement:
Debt securities measured at FVOCI	5	(125)	(254)
Cash flow hedging instruments	77	(309)	(237)
Loss allowance on debt securities measured at FVOCI	1	1	(2)
Exchange differences on translation of foreign operations (net of associated hedges)	(300)	367	(264)
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	179	98	166
Cash flow hedging instruments	(182)	283	(253)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	1	(10)	92
Own credit adjustment on financial liabilities designated at fair value (net of tax)	13	(21)	80
Remeasurement of defined benefit obligation recognised in equity (net of tax)	(14)	(105)	446
Net other comprehensive income/(expense) (net of tax)	(307)	(657)	563
Total comprehensive income	6,683	6,544	6,262
Attributable to:
Owners of WBC	6,685	6,536	6,257
NCI	(2)	8	5
Total comprehensive income	6,683	6,544	$ 6,262
Parent Entity
STATEMENTS OF COMPREHENSIVE INCOME
Profit after income tax expense	6,691	6,434
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	(813)	(178)
Cash flow hedging instruments	873	(570)
Transferred to income statement:
Debt securities measured at FVOCI	5	(125)
Cash flow hedging instruments	132	(349)
Loss allowance on debt securities measured at FVOCI	1	1
Exchange differences on translation of foreign operations (net of associated hedges)	(134)	54
Income tax on items taken to or transferred from equity:
Debt securities measured at FVOCI	242	92
Cash flow hedging instruments	(301)	276
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	(3)	(20)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	13	(21)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	(12)	(110)
Net other comprehensive income/(expense) (net of tax)	3	(950)
Total comprehensive income	6,694	5,484
Attributable to:
Owners of WBC	6,694	5,484
Total comprehensive income	$ 6,694	$ 5,484